World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
February 28, 2014

Dates Covered
Collections Period	02/01/14 - 02/28/14
Interest Accrual Period	02/18/14 - 03/16/14
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/14	234,317,435.49	18,569
Yield Supplement Overcollateralization Amount at 01/31/14	4,362,863.83	0
Receivables Balance at 01/31/14	238,680,299.32	18,569
Principal Payments	10,901,461.87	357
Defaulted Receivables	325,728.98	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/14	4,033,954.57	0
Pool Balance at 02/28/14	223,419,153.90	18,195

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	3,559,655.13	232
Past Due 61-90 days	985,139.62	58
Past Due 91 + days	188,920.01	13
Total	4,733,714.76	303

Total 31+ Delinquent as % Ending Pool Balance	2.12%

Recoveries	260,897.14

Aggregate Net Losses/(Gains) - February 2014	64,831.84

Overcollateralization Target Amount	11,729,505.58
Actual Overcollateralization	11,729,505.58

Weighted Average APR	4.06%
Weighted Average APR, Yield Adjusted	5.51%
Weighted Average Remaining Term	35.74

Flow of Funds	$ Amount

Collections	11,963,534.24
Advances	(10,959.45)
Investment Earnings on Cash Accounts	1,519.22
Servicing Fee	(198,900.25)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,755,193.76

Distributions of Available Funds
(1) Class A Interest	189,246.95
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,326,121.81
(7) Distribution to Certificateholders	1,208,156.55
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,755,193.76

Servicing Fee	198,900.25
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 02/18/14	222,015,770.13
Principal Paid	10,326,121.81
Note Balance @ 03/17/14	211,689,648.32

Class A-1
Note Balance @ 02/18/14	0.00
Principal Paid	0.00
Note Balance @ 03/17/14	0.00
Note Factor @ 03/17/14	0.0000000%

Class A-2
Note Balance @ 02/18/14	0.00
Principal Paid	0.00
Note Balance @ 03/17/14	0.00
Note Factor @ 03/17/14	0.0000000%

Class A-3
Note Balance @ 02/18/14	115,291,770.13
Principal Paid	10,326,121.81
Note Balance @ 03/17/14	104,965,648.32
Note Factor @ 03/17/14	43.1957400%

Class A-4
Note Balance @ 02/18/14	87,531,000.00
Principal Paid	0.00
Note Balance @ 03/17/14	87,531,000.00
Note Factor @ 03/17/14	100.0000000%

Class B
Note Balance @ 02/18/14	19,193,000.00
Principal Paid	0.00
Note Balance @ 03/17/14	19,193,000.00
Note Factor @ 03/17/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	220,915.40
Total Principal Paid	10,326,121.81
Total Paid	10,547,037.21

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	92,233.42
Principal Paid	10,326,121.81
Total Paid to A-3 Holders	10,418,355.23

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00
Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3134779
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.6527177
Total Distribution Amount	14.9661956

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3795614
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.4943284
Total A-3 Distribution Amount	42.8738898

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/14	50,907.28
Balance as of 02/28/14	39,947.83
Change	(10,959.45)

Reserve Account
Balance as of 02/18/14	1,810,700.07
Investment Earnings	208.36
Investment Earnings Paid	(208.36)
Deposit/(Withdrawal)	-
Balance as of 03/17/14	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07